Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets.
Intangible assets

10.  Intangible assets

	Goodwill	Customer relationships	Technology and other	Software	Total
	$'m	$'m	$'m	$'m	$'m
Net book value at January 1, 2024	999	352	10	21	1,382
Additions	—	—	10	14	24
Amortization charge	—	(129)	(3)	(8)	(140)
Exchange	(33)	(8)	(1)	(1)	(43)
At December 31, 2024	966	215	16	26	1,223

Cost	966	1,328	57	62	2,413
Accumulated amortization	—	(1,113)	(41)	(36)	(1,190)
Net book value at December 31, 2024	966	215	16	26	1,223

Net book value at January 1, 2025	966	215	16	26	1,223
Additions	—	—	8	4	12
Amortization charge	—	(126)	(3)	(9)	(138)
Exchange	69	11	2	2	84
At December 31, 2025	1,035	100	23	23	1,181

Cost	1,035	1,429	70	70	2,604
Accumulated amortization	—	(1,329)	(47)	(47)	(1,423)
Net book value at December 31, 2025	1,035	100	23	23	1,181

In 2022, the Ardagh Group and AMPSA signed a letter agreement for the development and acquisition of joint information technology assets (both hardware and software) which are operated for the mutual benefit of both parties (the “Joint IT Assets”). This letter agreement requires the consent of both parties for all activities that significantly affect the returns from the Joint IT Assets and unless otherwise agreed by the parties in writing, the agreement provides that rights, title and interest in any Joint IT Assets, shall be divided in agreed proportions. Costs in both the development and operation of the Joint IT Assets will be borne by both parties, in accordance with each party’s ownership share. In the year ended December 31, 2025, AMPSA capitalized costs associated with the development of the Joint IT Assets of approximately $4 million (2024: $4 million). The Joint IT Asset agreement is accounted for as a joint operation.

Impairment

The Group has considered the carrying value of the Group’s intangible assets (excluding goodwill) and assessed for indicators of impairment at December 31, 2025 in accordance with IAS 36 ‘Impairment of Assets’. No such indicators of impairment were identified. The Group has concluded that the potential impact of climate change does not have a  significant impact on the carrying value or remaining useful lives of the intangible assets of the Group at December 31, 2025.

Goodwill

Allocation of goodwill

Goodwill that originated from the acquisition of the Group by the Ardagh Group has been allocated to CGUs that are expected to benefit from synergies arising from that combination. The groupings represent the lowest level at which the related goodwill is monitored for internal management purposes.

The lowest level within the Group at which the goodwill is monitored for internal management purposes and consequently the groups of CGUs to which goodwill is allocated and tested for impairment, is set out below:

	At December 31,
	2025	2024
	$’m	$’m
Europe	596	527
Americas	439	439
Total goodwill	1,035	966

Impairment test for goodwill

The Group performs its impairment test of goodwill annually or whenever indicators suggest that impairment may have occurred.

Recoverable amount and carrying amount

The Group uses the fair value less costs of disposal (“FVLCD”) model for the purposes of its annual goodwill impairment testing.

In assessing FVLCD, we have used a market approach, which includes, as a key assumption, a multiple to Adjusted EBITDA for the year ended December 31, 2025. The multiple used is based on both AMPSA and comparable companies’ equity valuations and was further adjusted for disposal costs. The valuation is considered to be level 2 in the fair value hierarchy.

A sensitivity analysis was performed reflecting reasonably possible potential variations in the applied Adjusted EBITDA multiple. If the multiple which was applied to the Adjusted EBITDA for the year ended December 31, 2025, was reduced by 1x, the recoverable amounts calculated for the Europe and Americas groups of CGUs are still significantly in excess of the carrying values of the Europe and Americas groups of CGUs. As a result of the significant excess of recoverable amount, we consider that completing the calculation of the recoverable amount of the Europe and Americas groups of CGUs using a value in use (“VIU”) model or providing additional disclosures under IAS 36 are not required.